DERIVATIVE WARRANTS LIABILITY (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Proceeds from warrants	$ 13,687	$ 3,087	$ 2,390
Warrants exercised			2,477,500,000	2,477,500,000
Estimated fair value of warrant liability	$ 2		$ 301	$ 752	$ 28
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Stock issued during the period, shares					600,000	4,518,406	3,106,000
Warrants exercised			3,351,586,000	20,896,789,000
Private Placement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Proceeds from warrants					$ 20	$ 244	$ 168
Private Placement [Member] | Convertible Bridge Loans Transactions [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Proceeds from warrants				$ 205
Warrants exercised				79
Estimated fair value of warrant liability			$ 247	$ 741